INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENTS
Schedule of Investments in equity investees

The Group’s investments comprise the following:

				Share
				ownership as of
	December 31,	December 31,	December 31,	December 31,
	2019	2020	2020	2020
	RMB	RMB	US$
			( Note 3)
Investments accounted for under equity method:
ZTE9 Network Technology Co., Ltd., Wuxi (“ZTE9”)	—	—	—	5.00%
System Link Corporation Limited ("System Link") <1>	—	—	—	—%
Shanghai Big Data Cultures & Media Co., Ltd. (“Big Data”)	—	—	—	44.46%
Maxline Holdings Limited (“Maxline”)	—	—	—	29.00%
Leading Choice Holdings Limited (“Leading Choice”) <4>	—	—	—	—%
Nanyang Herbs Pte. Ltd. ("Nanyang Herbs") <11>	—	—	—	50.00%

Investments accounted for under cost method:
Shanghai Institute of Visual Art of Fudan University (“SIVA”) <8>	10,000,000	—	—	1.28%
T3 Entertainment Co., Ltd. (“T3”) <2>	—	—	—	—%
Smartposting Co, Ltd. (“Smartposting”)	—	—	—	14.55%
Beijing Ti Knight Network Technology Co., Ltd. (“Beijing Ti Knight”)	—	—	—	9.90%
Shanghai The9 Education Technology Co., Ltd. (“The9 Education Technology”)	—	—	—	19.20%
Shanghai Ronglei Culture Communication Co., Ltd. (“Shanghai Ronglei”) <3>	—	—	—	—%
Plutux Limited (“Plutux”) <9>	—	—	—	8.00%
Zhenjiang Kexin Power System Design and Research Co., Ltd. (“Zhenjiang Kexin”) <5>	—	—	—	9.90%
Shangdong Shanyeyunye Culture Co., Ltd. (“Shanyeyunye”) <6>	—	—	—	10.00%
Beijing Weiming Naonao Technology Co., Ltd. (“BeijingNaonao”) <7>	—	—	—	9.09%
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent") <10>	—	—	—	0.156%

Total	10,000,000	—	—